Weighted Average Fair Value Options Granted, Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	0.52%	0.75%	0.30%	0.39%
Expected life	3 years	3 years	2 years	4 years 2 months 12 days
Expected volatility	52.36%	50.99%	38.57%	48.23%
Expected dividend yield	5.87%	1.69%	3.30%	4.49%